SCHEDULE OF COST INCURRED IN PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Supplemental Information On Oil And Gas Operations
Acquisition of proved properties
Acquisition of unproved properties
Development costs	3,227	2,019,639
Exploration costs
Total costs incurred	3,227	2,019,639
Oil and gas revenues	116,033	688,827
Production costs	(196,428)	(879,471)
Exploration expenses
Depletion, depreciation and amortization	(40,580)	(104,798)
Impairment of oil and gas properties
Result of oil and gas producing operations before income taxes	(120,975)	(295,442)
Provision for income taxes
Results of oil and gas producing activities	$ (120,975)	$ (295,442)